GOODWILL AND INTANGIBLES - Change in Carrying Amount of Goodwill (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Change in carrying amount of goodwill:
Gross balance, beginning
Business combination	126,686
Gross balance, ending	$ 126,686